Tradr 1X Short Innovation 100 Monthly ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,008,260
TOTAL NET ASSETS — 100.0%	$1,008,260

SWAP CONTRACTS
EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TD Cowen	Invesco QQQ Trust	Pay	3.15% (OBFR01* - 50bps)	At Maturity	5/1/2026	$(1,016,032)	$-	$10,730
TOTAL EQUITY SWAP CONTRACTS								$10,730

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.